Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2012	Mar. 31, 2011
Common stock, shares authorized	1,500,000,000	1,500,000,000
Common stock, shares issued	744,912,078	744,912,078
Common stock, shares outstanding	725,081,018	725,502,668
Treasury stock, shares	19,831,060	19,409,410